Commitments and Contingencies - Inteltek - Additional Information (Detail) - Inteltek [member] - TRY (₺) ₺ in Thousands		12 Months Ended
	Mar. 01, 2009	Dec. 31, 2018	Dec. 31, 2017
Disclosure of commitments and contingencies [line items]
Commission rate	1.40%
Letter of guarantee provided to Spor Toto		₺ 159,572	₺ 159,752
Percentage Ownership By Affiliates		55.00%
Targeted pay out percentage		50.00%
Mobile Agency Agreement [member]
Disclosure of commitments and contingencies [line items]
Letter of guarantee		₺ 25,000	₺ 25,000